Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Cash flows from operating activities
Profit before income taxes	¥ 248,769	¥ 271,760	¥ 194,780
Depreciation and amortization	408,616	366,565	330,912
Finance income	(6,104)	(7,644)	(6,322)
Finance costs	22,445	24,584	21,586
Share of profit in investments accounted for using the equity method	(86,411)	(65,657)	(44,118)
Gains on sale of property, plant and equipment and intangible assets	(5,801)	(9,312)	(6,223)
Gains or losses from reorganization	49,480		(40,165)
(Increase) decrease in trade and other receivables	(114,662)	931	(45,605)
(Increase) decrease in inventories	(129,483)	(165,166)	24,001
Increase in trade and other payables	81,058	92,326	57,627
Other, net	21,640	18,674	50,193
Subtotal	489,547	527,062	536,667
Interest received	5,796	5,644	6,326
Dividends received	57,088	45,775	28,773
Interest paid	(19,278)	(26,506)	(20,435)
Income taxes paid	(80,811)	(66,435)	(44,396)
Net cash flows provided by operating activities	452,341	485,539	506,935
Cash flows from investing activities
Purchases of property, plant and equipment and intangible assets	(438,758)	(411,926)	(329,086)
Proceeds from sales of property, plant and equipment and intangible assets	12,841	13,908	15,334
Purchases of investment securities	(8,362)	(3,169)	(48,715)
Proceeds from sales of investment securities	87,693	39,936	42,619
Purchases of investments in associates	(2,787)	(4,940)	(14,783)
Proceeds from sales of investments in associates	5,348	9,522	31,282
Purchases of shares of subsidiaries resulting in change in scope of consolidation	(35,658)	289	(52,892)
Proceeds from sales of shares of subsidiaries resulting in change in scope of consolidation	3,575	473	13,019
Loans to associates and others	(11,870)	(6,688)	(9,711)
Collection of loans from associates and others	3,948	2,878	2,689
Other, net	2,223	(3,455)	(2,338)
Net cash flows used in investing activities	(381,805)	(363,170)	(352,582)
Cash flows from financing activities
Increase/(decrease) in short-term borrowings, net	44,401	(7,114)	(48,189)
Increase in commercial paper, net	23,000	57,140	20,800
Proceeds from long-term borrowings	285,857	247,507	179,432
Repayments of long-term borrowings	(183,006)	(244,835)	(273,476)
Proceeds from issuance of bonds	60,000	40,000	20,000
Redemption of bonds	(85,700)	(140,000)	(50,000)
Increase/(decrease) in factored receivables to group company, net	(85,614)	27,369	75,969
Purchases of treasury stock	(55)	(96)	(44,315)
Cash dividends paid	(70,710)	(66,293)	(13,554)
Dividends paid to non-controlling interests	(7,604)	(7,406)	(5,332)
Proceeds from share issuance to non-controlling shareholders			2,696
Payments for changes in ownership interests in subsidiaries that do not result in change in scope of consolidation	(4,874)	(740)	(650)
Other, net	(18,592)	(10,500)	(11,483)
Net cash flows used in financing activities	(42,900)	(104,969)	(148,103)
Effect of exchange rate changes on cash and cash equivalents	(7,328)	1,540	(3,503)
Net increase in cash and cash equivalents	20,306	18,940	2,745
Cash and cash equivalents at beginning of the year	142,869	123,929	121,183
Cash and cash equivalents at end of the year	¥ 163,176	¥ 142,869	¥ 123,929